Share Capital	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE CAPITAL
NOTE 11:	SHARE CAPITAL

a.	Ordinary shares:

The share capital as of December 31, 2022 and 2021 is comprised of ordinary shares of NIS 0.01 ($0.003 based on the exchange rate of $1.00 / NIS 3.519 in effect as of December 31, 2022) par value as follows:

	Number of ordinary shares		Number of ordinary shares
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	December 31, 2022		December 31, 2021

Ordinary shares	1,200,000,000	147,134,792	1,200,000,000	90,205,191

On December 28, 2020, as part of the Company’s annual general meeting of the shareholders’, the authorized share capital was increased from NIS 2,000,000 to NIS 12,000,000, divided into 1,200,000,000 ordinary shares of NIS 0.01 ($0.003 based on the exchange rate of $1.00 / NIS 3.519 in effect as of December 31, 2022) par value.

b.	Issuance of ordinary shares:

1.	During 2020, the Company issued 386,735 ordinary shares in connection with the conversion of convertible loans.

2.	During 2020, the Company issued 206,250 ordinary shares to a few of the Company’s service providers. The Company recorded an expense of $34,045 during the year ended December 31, 2020 in connection with the issuance of those restricted ordinary shares.

3.	During 2020, the Company issued 2,000,000 ordinary shares in connection with the Jet CU purchase. See Note 3 for additional information.

4.	During 2021, the Company issued 498,578 ordinary shares in connection with the conversion of convertible loans. See Note 8.a. for additional information.

5.

At the annual shareholders’ meeting held on September 19, 2021, the shareholders approved (i) a capital raise at a per share purchase price of $0.07 for the Company’s Ordinary Shares, NIS 0.01 ($0.003 based on the exchange rate of $1.00 / NIS 3.519 in effect as of December 31, 2022) par value and (ii) an adjustment to the conversion price of the Company’s outstanding CLAs from $0.17 to $0.07 per Ordinary Share, subject to the holders’ agreement to cancel the outstanding related warrants that were issued in connection with the CLAs.

As a result, on September 23, 2021, the Company entered into agreements with the holders of approximately $3,521,748 in principal amount and accrued interest of CLAs for the conversion of the Company’s indebtedness under such agreements into an aggregate of 57,291,838 ordinary shares. Furthermore, in connection therewith, all the warrants that were previously issued in connection with those CLAs were cancelled and no longer have any force or effect.

Most of those converted CLAs had previously matured and had not been not repaid on time and therefore, were in default as of September 23, 2021. Due to such default, the Company presented those CLAs at their fair value just before the conversion occurred, which aggregated to $12,992,708. Such amount was allocated to the Consolidated Statement of Changes in Stockholders’ Equity (Deficit) as of that date.

6.	In September 2021, the Company issued an additional 5,428,572 Ordinary Shares to the Jet CU former shareholders. See Note 3 for additional information.

7.

Commencing July 2021 and through 2022, the Company and seven (7) existing Company shareholders entered into definitive agreements relating to a private placement (the “Private Placement”) of the Company’s Ordinary Shares for aggregate gross proceeds to the Company of $3.0 million. During 2022, the Company issued an aggregate of 42,926,031 Ordinary Shares in connection with such investment. The shares were issued at a price of $0.07 per ordinary share. $350,000 out of the $3.0 million was received during 2021 and was recorded as an advance payment on the account of issuing ordinary shares within the Consolidated Statement of Shareholders’ Equity for the year ended December 31, 2021.

Under an agreement entered into in connection with the Private Placement, certain of the Private Placement investors have the right to nominate three members to the Company’s board of directors.

8.

In June 2022, the Company issued 75,000 ordinary shares to one of the Company’s service providers. The Company recorded an expense of $6,750 for the year ended December 31, 2022 in connection with the issuance of those restricted ordinary shares.

9.

As of December 31, 2022 the Company completed $975,000 part of an internal round and as a result issued 13,928,570 Ordinary Shares and warrants to purchase 27,857,140 Ordinary Shares. Such amount was part of a $2.8 million internal round. See Note 17 for further information.

c.	Rights of ordinary shares:

Ordinary shares confer upon their holders the rights to elect directors of the Company, to participate and vote in the general meetings of the Company, to receive dividends, if and when declared, subject to the payment in full of all preferential dividends to which the holders of the Preferred Shares (if any) are entitled under the Company’s articles of association and to participate in the distribution of the surplus assets and funds of the Company in the event of liquidation, subject to the liquidation preference of the Preferred Shares (if any). Each ordinary share entitles its holder to one vote on all matters submitted to a vote of the Company’s shareholders.

d.	Stock option plan:

Under the Company’s 2010 Option Plan, options may be granted to officers, directors, employees, consultants and service providers of the Company.

The vesting terms of the options are determined by the Board and can vary from grant to grant. Options vest over a period of zero to four years from date of grant. Any options that are cancelled or forfeited before expiration become available for future grants. The options may be exercised for a period of seven years from grant.

1.

On January 7, 2020, the Company’s Board of Directors increased the options pool by an additional 15,607,995 ordinary shares, such that 18,783,274 ordinary shares were available for issuance under the plan following such increase. On the same date, the Company also granted 13,739,570 options to employees and service providers with three (3) years vesting and an exercise price of $0.068 per share. The fair value of those options on their grant date aggregated to $1,097,955.

2.

On June 22, 2020, the Company granted 939,164 options to its Active Chairman with three (3) years vesting and an exercise price of $0.068 per share. The fair value of those options on their grant date aggregated to $107,683.

3.

On June 1, 2021, the Company granted 2,003,436 options to its former Chief Executive Officer with three (3) years vesting and an exercise price of $0.17 per share. The fair value of those options on their grant date aggregated to $403,725. Such exercise price was modified to $0.07 on April 28, 2022. This Chief Executive Officer notified the Company on July 1, 2022 of his resignation from his role.

4.

On July 19, 2021, the Company’s Board of Directors increased the options pool by additional 5,000,000 ordinary shares, such that 23,783,274 ordinary shares were reserved for issuance under the plan following such increase.

5.

In May 2022, the Company granted an aggregate 2,600,000 options to two new directors with four (4) years vesting and an exercise price of $0.07 per share. One of those directors resigned from his role on January 1, 2023. The fair value of the options for the director who remained within the Company on their grant date aggregated to $3.

6.

During 2022, the Company granted 5,249,758 options to its new Chief Executive Officer. The fair value of those options on their grant date aggregated to $155,845. See Note 13.e. for additional information.

7.	The total number of ordinary shares available for future grants under the Company’s 2010 Option Plan as of December 31, 2022 and 2021 was 1,515,516 and 5,460,052, respectively.

8.	A summary of the Company’s option activities and related information for the year ended December 31, 2022, is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic- value

Outstanding as of January 1, 2021	18,323,222	$0.12
Granted*	6,600,000	0.07
Forfeited	(2,655,464)	0.10

Outstanding as of December 31, 2021	22,267,758	$0.11	4.66	$—

Exercisable as of December 31, 2021	15,999,078	$0.12	4.00	$—

*

1,249,758 options approved for grant to the Company’s new Chief Executive Officer were not issued since the number of reserved shares under the Company’s 2010 Option Plan was not sufficient to support such grant in its totality (and therefore not presented within the Granted line item above). See Note 13.e. for additional information.

9.	A summary of the Company’s option activities and related information for the year ended December 31, 2021, is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic- value

Outstanding as of January 1, 2021	16,319,786	$0.12
Granted	2,003,436	0.17

Outstanding as of December 31, 2021	18,323,222	$0.12	4.97	$342,452

Exercisable as of December 31, 2021	11,332,153	$0.08	4.68	$233,086

10.	The options granted to officers, directors, employees, consultants and service providers of the Company which were outstanding as of December 31, 2022 have been classified into exercise prices as follows:

	Outstanding			Exercisable
Exercise price	Number of options		Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)

$0.03	4,451		1.8	4,451	1.8
0.068	13,728,037		4.0	13,649,773	4.0
0.07	5,300,000	(*)	6.5	—	—
0.17	2,003,436		5.4	1,113,020	5.4
0.27	739,000		3.0	739,000	3.0
0.34	8,020		0.9	8,020	0.9
0.92	455,501		1.5	455,501	1.5
$5.73	29,313		0.9	29,313	0.9
	22,267,758			15,999,078

*

1,249,758 options approved for grant to the Company’s new Chief Executive Officer were not issued since the number of reserved shares under the Company’s 2010 Option Plan was not sufficient to support such grant in its totality (and therefore not presented within the related line item above). See Note 13.e. for additional information.

As of December 31, 2022, the total compensation cost related to options granted to employees, consultants and service providers, not yet recognized, amounted to $143,176 and is expected to be recognized over a weighted average period of 1.29 years.

11.	The options granted to officers, directors, employees, consultants and service providers of the Company which were outstanding as of December 31, 2021 have been classified into exercise prices as follows:

		Outstanding		Exercisable
Exercise price		Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)

(*	)	230,425	—	230,425	—
$0.03		19,288	2.8	19,288	2.8
0.068		14,678,734	5.0	9.507,559	5.0
0.17		2,003,436	6.4	—	—
0.27		809,000	4.0	792,542	4.0
0.34		8,020	1.9	8,020	1.9
0.92		540,501	2.4	540,501	2.4
4.72		1,068	0.2	1,068	0.2
5.05		2,769	0.2	2,769	0.2
$5.73		29,981	1.8	29,981	1.8
		18,323,222		11,332,153

(*)	Represents an amount lower than $0.01.

As of December 31, 2021, the total compensation cost related to options granted to employees, consultants and service providers, not yet recognized, amounted to $770,396 and is expected to be recognized over a weighted average period of 0.92 years.

e.	Stock based compensation were recorded as follows:

	Year Ended December 31,
	2022	2021	2020

Research and Development	$130,637	$147,696	$167,328
Sales and Marketing	30,804	47,031	48,671
General and Administrative	319,501	263,646	248,774

	$480,942	$458,373	$464,773

f.	The Company’s outstanding warrants classified as equity

The Company’s outstanding warrants classified as equity as of December 31, 2022 are as follows:

Outstanding	Issuance year	Exercise price			Exercisable through

117,209	2009	$	(*	)	Exit event	(**)
59,384	2013		0.92		2023	(**)
170,000	2018		0.50		2023	See Note 8.b.
200,001	2018		0.50		2023	(**)
27,857,140	2022		$0.07		2024(***)	See Note 11.b.9 and 17

28,403,734

(*)	Represents an amount lower than $0.01.

(**)	Issued in connection with the 2018, 2013 and 2009 arrangements.

(***)	The earlier of (i) the closing of a subsequent offering of Company securities by the Company to qualified investors with an effective price per Ordinary Share of at least $0.20 and (ii) the second anniversary of the issuance of such warrant.

The Company’s outstanding warrants classified as equity as of December 31, 2021 are as follows:

Outstanding	Issuance year	Exercise price			Exercisable through

117,209	2009	$	(*	)	Exit event	(**)
59,384	2013		0.92		2023	(**)
170,000	2018		0.50		2023	See Note 8.b.
200,001	2018		$0.50		2023	(**)

546,594

(*)	Represents an amount lower than $0.01.

(**)	Issued in connection with the 2018, 2013 and 2009 arrangements.

All warrants are exercisable to ordinary shares. The exercise price of the warrants and the number of ordinary shares issuable thereunder is subject to standard anti-dilution features, including dividends, stock splits, combinations and reclassifications of the Company’s capital stock. In accordance with ASC 815, “Derivatives and Hedging”, the warrants were classified as equity instruments.